CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2018
Cash flows from (used in) operating activities
Net loss for the year		$ (1,056,142)		$ (997,369)	$ (826,840)
Items not affecting cash:
Depreciation	[1]	140		412	2,508
(Gain) loss on disposal of equipment		198		(8,635)	(19,181)
Flow-through share premium recovery		(21,459)		(149,658)	0
Share-based payments	[2]	0		162,208	67,490
Write-off of investment in associates - royalty interest	[3]	0		560,139	0
Write-down of exploration and evaluation assets	[4]	87,338		0	263,937
Changes in non-cash working capital items:
Receivables		40,236		(36,386)	(5,847)
VAT Receivables		(994)		(5,900)	(4,909)
Prepaid expenses		238,045		(315,597)	12,012
Accounts payable and accrued liabilities		51,149		(2,947)	14,631
Due to related parties		(48,600)		(6,441)	206,448
Funds held for optionee		53,524		29,546	0
Net cash (used in) operating activities		(656,565)		(770,628)	(289,751)
Cash flows from (used in) investing activities
Sale of equipment		0		8,652	24,983
Exploration and evaluation assets		(628,007)		(712,345)	(474,387)
Net cash (used in) investing activities		(628,007)		(703,693)	(449,404)
Cash flows from (used in) financing activities
Proceeds from issuance of common shares		1,100,000		1,967,700	750,000
Exercise of warrants		303,000	[5]	0	0
Proceeds from exercise of finder's warrants		60,151		0	15,500
Exercise of options		25,000	[6]	0	0
Share issue costs		(97,385)		(141,008)	(57,272)
Net cash provided by financing activities		1,390,766		1,826,692	708,228
Effect of exchange rate changes on cash		(96,661)		(6,440)	208
Change in cash for the year		9,533		345,931	(30,719)
Cash, beginning of the year		352,530		6,599	37,318
Cash, end of the year		$ 362,063		$ 352,530	$ 6,599

[1]	Note 4.
[2]	Note 9.
[3]	Note 6.
[4]	Note 5.
[5]	7(b)(xv)
[6]	7(b)(xii)(xiii)(xiv)